Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2018	2017
Land	$6,693,927	$6,693,927
Buildings and Improvements	23,319,946	23,720,473
Furniture and Equipment	11,878,563	12,042,530
Construction in Progress	1,391,986	187,956
Total Premises and Equipment	43,284,422	42,644,886
Less: Accumulated Depreciation	(19,109,715)	(19,847,042)
Total Premises and Equipment, Net	$24,174,707	$22,797,844

Future minimum payments under non-cancelable operating leases
The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2018, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2019	$434,513
2020	427,775
2021	430,376
2022	444,033
2023	344,078
Thereafter	835,358
Total Future Minimum Payments	$2,916,133